Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Index 500 Portfolio
September 30, 2024
VIPIDX-NPRT3-1124
1.808790.120
Common Stocks - 99.4%
	Shares	Value ($)
CHINA - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP Semiconductors NV	85,209	20,451,012
IRELAND - 0.5%
Information Technology - 0.5%
IT Services - 0.5%
Accenture PLC Class A	209,529	74,064,311
SWITZERLAND - 0.1%
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
TE Connectivity PLC	101,662	15,349,945
UNITED STATES - 98.7%
Communication Services - 8.8%
Diversified Telecommunication Services - 0.7%
AT&T Inc	2,398,481	52,766,582
Verizon Communications Inc	1,408,104	63,237,951
		116,004,533
Entertainment - 1.2%
Electronic Arts Inc	80,425	11,536,162
Live Nation Entertainment Inc (b)	52,389	5,736,071
Netflix Inc (b)	143,558	101,821,383
Take-Two Interactive Software Inc (b)	54,530	8,381,806
Walt Disney Co/The	606,653	58,353,952
Warner Bros Discovery Inc (b)	746,358	6,157,454
		191,986,828
Interactive Media & Services - 6.2%
Alphabet Inc Class A	1,959,869	325,044,274
Alphabet Inc Class C	1,606,651	268,615,981
Match Group Inc (b)	86,269	3,264,419
Meta Platforms Inc Class A	730,802	418,340,297
		1,015,264,971
Media - 0.5%
Charter Communications Inc Class A (b)	32,468	10,522,229
Comcast Corp Class A	1,292,213	53,975,738
Fox Corp Class A	79,222	3,353,467
Fox Corp Class B	39,714	1,540,903
Interpublic Group of Cos Inc/The (c)	125,642	3,974,056
News Corp Class A	126,395	3,365,899
News Corp Class B (c)	37,701	1,053,743
Omnicom Group Inc (c)	65,447	6,766,565
Paramount Global Class B (c)	198,932	2,112,658
		86,665,258
Wireless Telecommunication Services - 0.2%
T-Mobile US Inc	163,923	33,827,150
TOTAL COMMUNICATION SERVICES		1,443,748,740

Consumer Discretionary - 10.0%
Automobile Components - 0.0%
Aptiv PLC (b)	88,898	6,401,545
BorgWarner Inc	76,190	2,764,935
		9,166,480
Automobiles - 1.7%
Ford Motor Co	1,306,046	13,791,845
General Motors Co	375,959	16,858,002
Tesla Inc (b)	928,116	242,822,989
		273,472,836
Broadline Retail - 3.6%
Amazon.com Inc (b)	3,124,624	582,211,190
eBay Inc	163,574	10,650,303
		592,861,493
Distributors - 0.1%
Genuine Parts Co (c)	46,603	6,509,507
LKQ Corp	88,061	3,515,395
Pool Corp	12,797	4,821,910
		14,846,812
Hotels, Restaurants & Leisure - 1.9%
Airbnb Inc Class A (b)	147,182	18,664,149
Booking Holdings Inc	11,214	47,234,714
Caesars Entertainment Inc (b)	72,365	3,020,515
Carnival Corp (b)	337,918	6,244,725
Chipotle Mexican Grill Inc (b)	458,095	26,395,434
Darden Restaurants Inc	39,627	6,503,980
Domino's Pizza Inc	11,699	5,032,208
Expedia Group Inc Class A (b)	41,698	6,172,138
Hilton Worldwide Holdings Inc	82,431	19,000,346
Las Vegas Sands Corp	118,240	5,952,202
Marriott International Inc/MD Class A1	78,162	19,431,073
McDonald's Corp	239,954	73,068,393
MGM Resorts International (b)(c)	77,225	3,018,725
Norwegian Cruise Line Holdings Ltd (b)	147,077	3,016,549
Royal Caribbean Cruises Ltd	79,219	14,050,282
Starbucks Corp	379,060	36,954,559
Wynn Resorts Ltd	31,280	2,999,125
Yum! Brands Inc	94,051	13,139,865
		309,898,982
Household Durables - 0.4%
DR Horton Inc	98,156	18,725,221
Garmin Ltd	51,437	9,054,455
Lennar Corp Class A	80,851	15,157,945
Mohawk Industries Inc (b)	17,524	2,815,756
NVR Inc (b)	1,030	10,106,154
PulteGroup Inc	69,418	9,963,566
		65,823,097
Leisure Products - 0.0%
Hasbro Inc	43,835	3,170,147
Specialty Retail - 1.9%
AutoZone Inc (b)	5,714	17,999,329
Best Buy Co Inc	65,663	6,782,988
CarMax Inc (b)	52,209	4,039,932
Home Depot Inc/The	331,699	134,404,435
Lowe's Cos Inc	190,612	51,627,260
O'Reilly Automotive Inc (b)	19,403	22,344,495
Ross Stores Inc	111,582	16,794,207
TJX Cos Inc/The	378,040	44,434,822
Tractor Supply Co (c)	36,083	10,497,627
Ulta Beauty Inc (b)	15,961	6,210,744
		315,135,839
Textiles, Apparel & Luxury Goods - 0.4%
Deckers Outdoor Corp (b)	50,999	8,131,791
Lululemon Athletica Inc (b)	38,469	10,438,563
NIKE Inc Class B	401,894	35,527,430
Ralph Lauren Corp Class A	13,399	2,597,663
Tapestry Inc	77,010	3,617,930
		60,313,377
TOTAL CONSUMER DISCRETIONARY		1,644,689,063

Consumer Staples - 5.8%
Beverages - 1.3%
Brown-Forman Corp Class B (c)	61,322	3,017,042
Coca-Cola Co/The	1,297,504	93,238,638
Constellation Brands Inc Class A	52,412	13,506,048
Keurig Dr Pepper Inc	353,822	13,261,249
Molson Coors Beverage Co Class B	58,769	3,380,393
Monster Beverage Corp (b)	235,917	12,307,790
PepsiCo Inc	459,466	78,132,193
		216,843,353
Consumer Staples Distribution & Retail - 1.9%
Costco Wholesale Corp	148,297	131,468,256
Dollar General Corp	73,556	6,220,631
Dollar Tree Inc (b)	67,586	4,752,648
Kroger Co/The	222,127	12,727,877
Sysco Corp (c)	164,496	12,840,558
Target Corp	154,754	24,119,958
Walgreens Boots Alliance Inc (c)	239,675	2,147,488
Walmart Inc	1,452,924	117,323,613
		311,601,029
Food Products - 0.7%
Archer-Daniels-Midland Co	159,941	9,554,875
Bunge Global SA	47,383	4,579,093
Campbell Soup Co	65,913	3,224,464
Conagra Brands Inc	160,245	5,211,167
General Mills Inc (c)	186,193	13,750,353
Hershey Co/The	49,398	9,473,548
Hormel Foods Corp	97,211	3,081,589
JM Smucker Co	35,603	4,311,523
Kellanova	89,741	7,242,996
Kraft Heinz Co/The	295,244	10,366,017
Lamb Weston Holdings Inc	48,058	3,111,275
McCormick & Co Inc/MD	84,301	6,937,972
Mondelez International Inc	446,831	32,918,041
Tyson Foods Inc Class A	95,609	5,694,472
		119,457,385
Household Products - 1.2%
Church & Dwight Co Inc	81,892	8,575,730
Clorox Co/The	41,432	6,749,687
Colgate-Palmolive Co	273,320	28,373,349
Kimberly-Clark Corp	112,662	16,029,549
Procter & Gamble Co/The	787,441	136,384,782
		196,113,097
Personal Care Products - 0.1%
Estee Lauder Cos Inc/The Class A	77,946	7,770,437
Kenvue Inc	640,631	14,817,795
		22,588,232
Tobacco - 0.6%
Altria Group Inc	570,740	29,130,570
Philip Morris International Inc	520,088	63,138,683
		92,269,253
TOTAL CONSUMER STAPLES		958,872,349

Energy - 3.3%
Energy Equipment & Services - 0.2%
Baker Hughes Co Class A	332,305	12,012,826
Halliburton Co	295,311	8,578,784
Schlumberger NV	474,997	19,926,124
		40,517,734
Oil, Gas & Consumable Fuels - 3.1%
APA Corp	123,733	3,026,508
Chevron Corp	568,956	83,790,150
ConocoPhillips	388,443	40,895,279
Coterra Energy Inc	247,289	5,922,572
Devon Energy Corp	209,466	8,194,310
Diamondback Energy Inc	62,671	10,804,480
EOG Resources Inc	190,199	23,381,163
Eqt Corp	198,704	7,280,515
Exxon Mobil Corp	1,486,145	174,205,917
Hess Corp	92,452	12,554,982
Kinder Morgan Inc	645,907	14,268,086
Marathon Oil Corp	187,115	4,982,872
Marathon Petroleum Corp	111,953	18,238,263
Occidental Petroleum Corp	225,231	11,608,406
ONEOK Inc	195,375	17,804,524
Phillips 66	140,013	18,404,709
Targa Resources Corp	73,283	10,846,617
Valero Energy Corp	107,168	14,470,895
Williams Cos Inc/The	407,738	18,613,240
		499,293,488
TOTAL ENERGY		539,811,222

Financials - 12.9%
Banks - 3.1%
Bank of America Corp	2,258,183	89,604,701
Citigroup Inc	638,166	39,949,192
Citizens Financial Group Inc	149,957	6,158,734
Fifth Third Bancorp (c)	226,392	9,698,633
Huntington Bancshares Inc/OH	485,847	7,141,951
JPMorgan Chase & Co	951,720	200,679,680
KeyCorp	310,456	5,200,138
M&T Bank Corp	55,863	9,950,318
PNC Financial Services Group Inc/The	132,964	24,578,395
Regions Financial Corp	306,115	7,141,663
Truist Financial Corp	447,948	19,158,736
US Bancorp	521,981	23,870,191
Wells Fargo & Co	1,138,576	64,318,158
		507,450,490
Capital Markets - 3.0%
Ameriprise Financial Inc	32,845	15,430,909
Bank of New York Mellon Corp/The	246,850	17,738,641
BlackRock Inc	46,577	44,225,327
Blackstone Inc	240,868	36,884,117
Cboe Global Markets Inc	35,001	7,170,655
Charles Schwab Corp/The	499,714	32,386,464
CME Group Inc Class A	120,453	26,577,954
FactSet Research Systems Inc (c)	12,725	5,851,591
Franklin Resources Inc	103,216	2,079,802
Goldman Sachs Group Inc/The	105,636	52,301,441
Intercontinental Exchange Inc	192,054	30,851,555
Invesco Ltd	150,527	2,643,254
KKR & Co Inc Class A	225,598	29,458,587
MarketAxess Holdings Inc	12,628	3,235,294
Moody's Corp	52,385	24,861,397
Morgan Stanley	416,711	43,437,955
MSCI Inc	26,309	15,336,305
Nasdaq Inc	138,423	10,106,263
Northern Trust Corp	67,449	6,072,433
Raymond James Financial Inc (c)	62,000	7,592,520
S&P Global Inc	107,108	55,334,136
State Street Corp	99,890	8,837,268
T Rowe Price Group Inc	74,460	8,110,928
		486,524,796
Consumer Finance - 0.5%
American Express Co	187,865	50,948,988
Capital One Financial Corp	127,733	19,125,462
Discover Financial Services	83,985	11,782,256
Synchrony Financial	132,206	6,594,435
		88,451,141
Financial Services - 4.1%
Berkshire Hathaway Inc Class B (b)	612,741	282,020,173
Corpay Inc (b)	23,226	7,264,164
Fidelity National Information Services Inc	182,494	15,283,873
Fiserv Inc (b)	192,583	34,597,536
Global Payments Inc	85,110	8,716,966
Jack Henry & Associates Inc	24,385	4,304,928
Mastercard Inc Class A	275,979	136,278,430
PayPal Holdings Inc (b)	341,975	26,684,309
Visa Inc Class A	558,771	153,634,086
		668,784,465
Insurance - 2.2%
AFLAC Inc	168,598	18,849,256
Allstate Corp/The	88,323	16,750,457
American International Group Inc	215,404	15,774,035
Aon PLC	72,668	25,142,401
Arch Capital Group Ltd	125,283	14,016,662
Arthur J Gallagher & Co	73,290	20,621,607
Assurant Inc	17,325	3,445,250
Brown & Brown Inc	79,200	8,205,120
Chubb Ltd	125,659	36,238,799
Cincinnati Financial Corp	52,263	7,114,040
Erie Indemnity Co Class A	8,343	4,503,718
Everest Group Ltd	14,475	5,671,739
Globe Life Inc	30,045	3,182,065
Hartford Financial Services Group Inc/The	98,014	11,527,427
Loews Corp	60,948	4,817,939
Marsh & McLennan Cos Inc	164,495	36,697,190
MetLife Inc	196,779	16,230,332
Principal Financial Group Inc	71,268	6,121,921
Progressive Corp/The	195,908	49,713,614
Prudential Financial Inc	119,417	14,461,399
Travelers Cos Inc/The	76,244	17,850,245
W R Berkley Corp	100,564	5,704,996
Willis Towers Watson PLC	33,971	10,005,479
		352,645,691
TOTAL FINANCIALS		2,103,856,583

Health Care - 11.5%
Biotechnology - 1.8%
Abbvie Inc	590,848	116,680,663
Amgen Inc	179,738	57,913,381
Biogen Inc (b)	48,724	9,444,660
Gilead Sciences Inc	416,453	34,915,420
Incyte Corp (b)	53,505	3,536,680
Moderna Inc (b)	113,152	7,561,948
Regeneron Pharmaceuticals Inc (b)	35,496	37,314,815
Vertex Pharmaceuticals Inc (b)	86,336	40,153,147
		307,520,714
Health Care Equipment & Supplies - 2.4%
Abbott Laboratories	582,003	66,354,162
Align Technology Inc (b)	23,487	5,973,214
Baxter International Inc	170,657	6,479,846
Becton Dickinson & Co	96,686	23,310,995
Boston Scientific Corp (b)	492,600	41,279,880
Cooper Cos Inc/The (b)	66,606	7,349,306
Dexcom Inc (b)	134,045	8,986,377
Edwards Lifesciences Corp (b)	201,505	13,297,315
GE HealthCare Technologies Inc	152,755	14,336,057
Hologic Inc (b)	77,697	6,329,198
IDEXX Laboratories Inc (b)	27,532	13,909,717
Insulet Corp (b)	23,454	5,458,918
Intuitive Surgical Inc (b)	118,651	58,289,677
Medtronic PLC	429,035	38,626,021
ResMed Inc	49,149	11,998,254
Solventum Corp	46,218	3,222,318
STERIS PLC	32,988	8,000,910
Stryker Corp	114,686	41,431,464
Teleflex Inc	15,761	3,898,010
Zimmer Biomet Holdings Inc	68,123	7,353,878
		385,885,517
Health Care Providers & Services - 2.5%
Cardinal Health Inc	81,567	9,014,785
Cencora Inc	58,353	13,134,093
Centene Corp (b)	175,959	13,246,194
Cigna Group/The	93,510	32,395,604
CVS Health Corp	420,799	26,459,841
DaVita Inc (b)	15,436	2,530,423
Elevance Health Inc	77,567	40,334,840
HCA Healthcare Inc	62,155	25,261,657
Henry Schein Inc (b)	42,384	3,089,794
Humana Inc	40,275	12,756,704
Labcorp Holdings Inc	28,086	6,276,659
McKesson Corp	43,377	21,446,456
Molina Healthcare Inc (b)	19,602	6,754,065
Quest Diagnostics Inc	37,236	5,780,889
UnitedHealth Group Inc	308,887	180,600,051
Universal Health Services Inc Class B	19,890	4,555,009
		403,637,064
Life Sciences Tools & Services - 1.2%
Agilent Technologies Inc	97,595	14,490,906
Bio-Techne Corp	52,713	4,213,349
Charles River Laboratories International Inc (b)	17,271	3,401,868
Danaher Corp	215,009	59,776,802
IQVIA Holdings Inc (b)	57,931	13,727,909
Mettler-Toledo International Inc (b)	7,098	10,644,871
Revvity Inc	41,257	5,270,582
Thermo Fisher Scientific Inc	127,779	79,040,256
Waters Corp (b)	19,857	7,146,336
West Pharmaceutical Services Inc	24,266	7,283,683
		204,996,562
Pharmaceuticals - 3.6%
Bristol-Myers Squibb Co	678,172	35,088,619
Catalent Inc (b)	60,539	3,666,847
Eli Lilly & Co	263,875	233,777,419
Johnson & Johnson	805,234	130,496,222
Merck & Co Inc	847,905	96,288,092
Pfizer Inc	1,895,534	54,856,754
Viatris Inc	399,235	4,635,118
Zoetis Inc Class A	151,547	29,609,253
		588,418,324
TOTAL HEALTH CARE		1,890,458,181

Industrials - 8.5%
Aerospace & Defense - 2.0%
Axon Enterprise Inc (b)	24,016	9,596,794
Boeing Co (b)	195,805	29,770,192
GE Aerospace	362,706	68,399,098
General Dynamics Corp	86,261	26,068,074
Howmet Aerospace Inc	136,526	13,686,732
Huntington Ingalls Industries Inc	13,117	3,467,872
L3Harris Technologies Inc	63,457	15,094,517
Lockheed Martin Corp	70,961	41,480,962
Northrop Grumman Corp	45,984	24,282,771
RTX Corp	444,971	53,912,686
Textron Inc	62,673	5,551,574
TransDigm Group Inc	18,769	26,785,803
		318,097,075
Air Freight & Logistics - 0.4%
CH Robinson Worldwide Inc	39,232	4,330,035
Expeditors International of Washington Inc	47,209	6,203,263
FedEx Corp	75,386	20,631,640
United Parcel Service Inc Class B	245,028	33,407,118
		64,572,056
Building Products - 0.6%
A O Smith Corp	40,126	3,604,518
Allegion plc	29,144	4,247,447
Builders FirstSource Inc (b)	38,954	7,551,622
Carrier Global Corp	280,835	22,604,409
Johnson Controls International plc (c)	223,453	17,342,187
Masco Corp	73,004	6,127,956
Trane Technologies PLC	75,487	29,344,062
		90,822,201
Commercial Services & Supplies - 0.6%
Cintas Corp	114,606	23,595,083
Copart Inc (b)	292,921	15,349,060
Republic Services Inc	68,287	13,714,761
Rollins Inc	93,962	4,752,598
Veralto Corp	82,658	9,246,124
Waste Management Inc	122,160	25,360,417
		92,018,043
Construction & Engineering - 0.1%
Quanta Services Inc	49,301	14,699,093
Electrical Equipment - 0.7%
AMETEK Inc	77,449	13,298,768
Eaton Corp PLC	133,165	44,136,208
Emerson Electric Co	191,569	20,951,902
GE Vernova Inc	91,922	23,438,272
Generac Holdings Inc (b)	20,121	3,196,823
Hubbell Inc	17,956	7,691,453
Rockwell Automation Inc	37,955	10,189,399
		122,902,825
Ground Transportation - 1.0%
CSX Corp	648,522	22,393,465
JB Hunt Transport Services Inc	26,951	4,644,465
Norfolk Southern Corp	75,630	18,794,055
Old Dominion Freight Line Inc	63,081	12,530,410
Uber Technologies Inc (b)	702,772	52,820,344
Union Pacific Corp	203,780	50,227,694
		161,410,433
Industrial Conglomerates - 0.4%
3M Co	183,761	25,120,129
Honeywell International Inc	217,824	45,026,399
		70,146,528
Machinery - 1.7%
Caterpillar Inc	162,200	63,439,664
Cummins Inc	45,843	14,843,505
Deere & Co	85,727	35,776,449
Dover Corp	45,980	8,816,205
Fortive Corp	117,190	9,249,807
IDEX Corp	25,323	5,431,784
Illinois Tool Works Inc	90,376	23,684,838
Ingersoll Rand Inc	134,966	13,248,263
Nordson Corp	18,199	4,779,602
Otis Worldwide Corp	133,987	13,926,609
PACCAR Inc	175,353	17,303,834
Parker-Hannifin Corp	42,997	27,166,365
Pentair PLC	55,359	5,413,557
Snap-on Inc	17,622	5,105,270
Stanley Black & Decker Inc	51,499	5,671,585
Westinghouse Air Brake Technologies Corp	58,599	10,651,540
Xylem Inc/NY	81,248	10,970,917
		275,479,794
Passenger Airlines - 0.1%
Delta Air Lines Inc (c)	214,501	10,894,506
Southwest Airlines Co (c)	200,420	5,938,444
United Airlines Holdings Inc (b)	109,996	6,276,372
		23,109,322
Professional Services - 0.6%
Amentum Holdings Inc	41,884	1,350,759
Automatic Data Processing Inc	136,409	37,748,464
Broadridge Financial Solutions Inc	39,040	8,394,771
Dayforce Inc (b)(c)	52,885	3,239,206
Equifax Inc	41,390	12,162,865
Jacobs Solutions Inc	41,884	5,482,616
Leidos Holdings Inc	45,063	7,345,269
Paychex Inc	107,213	14,386,912
Paycom Software Inc	16,278	2,711,426
Verisk Analytics Inc	47,642	12,766,150
		105,588,438
Trading Companies & Distributors - 0.3%
Fastenal Co	191,551	13,680,572
United Rentals Inc	22,274	18,035,927
WW Grainger Inc	14,862	15,438,794
		47,155,293
TOTAL INDUSTRIALS		1,386,001,101

Information Technology - 30.9%
Communications Equipment - 0.8%
Arista Networks Inc (b)	86,170	33,073,769
Cisco Systems Inc	1,347,657	71,722,306
F5 Inc (b)	19,496	4,293,019
Juniper Networks Inc	110,109	4,292,049
Motorola Solutions Inc	55,809	25,093,401
		138,474,544
Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp Class A	402,838	26,248,924
CDW Corp/DE	44,682	10,111,537
Corning Inc	257,612	11,631,182
Jabil Inc	37,947	4,547,189
Keysight Technologies Inc (b)	58,384	9,278,969
Teledyne Technologies Inc (b)	15,649	6,848,941
Trimble Inc (b)	81,688	5,072,008
Zebra Technologies Corp Class A (b)	17,254	6,389,501
		80,128,251
IT Services - 0.7%
Akamai Technologies Inc (b)	50,687	5,116,853
Cognizant Technology Solutions Corp Class A	165,803	12,796,676
EPAM Systems Inc (b)	19,045	3,790,526
Gartner Inc (b)	25,777	13,062,753
GoDaddy Inc Class A (b)	47,157	7,393,274
International Business Machines Corp	308,129	68,121,159
VeriSign Inc (b)	28,078	5,333,697
		115,614,938
Semiconductors & Semiconductor Equipment - 11.0%
Advanced Micro Devices Inc (b)	541,389	88,831,107
Analog Devices Inc	165,987	38,205,228
Applied Materials Inc	276,961	55,959,970
Broadcom Inc	1,557,079	268,596,128
Enphase Energy Inc (b)	45,299	5,119,692
First Solar Inc (b)	35,808	8,931,948
Intel Corp	1,427,330	33,485,162
KLA Corp	44,966	34,822,120
Lam Research Corp	43,612	35,590,881
Microchip Technology Inc	179,464	14,409,165
Micron Technology Inc	370,912	38,467,284
Monolithic Power Systems Inc (c)	16,308	15,076,746
NVIDIA Corp	8,228,808	999,306,444
ON Semiconductor Corp (b)	143,287	10,404,069
Qorvo Inc (b)	31,731	3,277,811
QUALCOMM Inc	372,638	63,367,092
Skyworks Solutions Inc	53,426	5,276,886
Teradyne Inc	54,583	7,310,301
Texas Instruments Inc	305,418	63,090,196
		1,789,528,230
Software - 10.3%
Adobe Inc (b)	148,319	76,796,612
ANSYS Inc (b)	29,232	9,314,192
Autodesk Inc (b)	72,069	19,853,568
Cadence Design Systems Inc (b)	91,586	24,822,554
Crowdstrike Holdings Inc Class A (b)	77,232	21,661,259
Fair Isaac Corp (b)	8,202	15,940,751
Fortinet Inc (b)	212,370	16,469,294
Gen Digital Inc	181,195	4,970,178
Intuit Inc	93,510	58,069,710
Microsoft Corp	2,486,385	1,069,891,466
Oracle Corp	534,672	91,108,109
Palantir Technologies Inc Class A (b)	673,620	25,058,664
Palo Alto Networks Inc (b)	108,313	37,021,383
PTC Inc (b)	40,188	7,260,364
Roper Technologies Inc	35,860	19,953,938
Salesforce Inc	324,135	88,718,991
Servicenow Inc (b)	68,908	61,630,626
Synopsys Inc (b)	51,252	25,953,500
Tyler Technologies Inc (b)	14,269	8,329,101
		1,682,824,260
Technology Hardware, Storage & Peripherals - 7.6%
Apple Inc	5,085,851	1,185,003,283
Dell Technologies Inc Class C	96,227	11,406,749
Hewlett Packard Enterprise Co	434,747	8,894,924
HP Inc	327,334	11,741,471
NetApp Inc	68,763	8,492,918
Seagate Technology Holdings PLC (c)	70,242	7,693,606
Super Micro Computer Inc (b)(c)	16,845	7,014,257
Western Digital Corp (b)	109,224	7,458,907
		1,247,706,115
TOTAL INFORMATION TECHNOLOGY		5,054,276,338

Materials - 2.2%
Chemicals - 1.5%
Air Products and Chemicals Inc	74,365	22,141,435
Albemarle Corp (c)	39,315	3,723,524
Celanese Corp	36,548	4,969,066
CF Industries Holdings Inc	60,348	5,177,858
Corteva Inc	231,559	13,613,354
Dow Inc	234,460	12,808,550
DuPont de Nemours Inc	139,654	12,444,568
Eastman Chemical Co	39,103	4,377,581
Ecolab Inc	84,709	21,628,749
FMC Corp	41,754	2,753,258
International Flavors & Fragrances Inc	85,519	8,973,509
Linde PLC	160,802	76,680,042
LyondellBasell Industries NV Class A1	86,994	8,342,725
Mosaic Co/The	106,584	2,854,319
PPG Industries Inc	78,040	10,337,178
Sherwin-Williams Co/The	77,631	29,629,424
		240,455,140
Construction Materials - 0.1%
Martin Marietta Materials Inc (c)	20,444	11,003,983
Vulcan Materials Co	44,174	11,062,495
		22,066,478
Containers & Packaging - 0.2%
Amcor PLC	483,474	5,477,760
Avery Dennison Corp	26,934	5,945,950
Ball Corp	101,544	6,895,853
International Paper Co	116,196	5,676,175
Packaging Corp of America	29,826	6,424,520
Smurfit WestRock PLC	165,040	8,156,277
		38,576,535
Metals & Mining - 0.4%
Freeport-McMoRan Inc	480,634	23,993,249
Newmont Corp	383,820	20,515,179
Nucor Corp	79,391	11,935,643
Steel Dynamics Inc	48,002	6,052,092
		62,496,163
TOTAL MATERIALS		363,594,316

Real Estate - 2.3%
Health Care REITs - 0.3%
Alexandria Real Estate Equities Inc	52,077	6,184,144
Healthpeak Properties Inc	235,420	5,384,055
Ventas Inc	138,203	8,862,958
Welltower Inc	193,575	24,783,408
		45,214,565
Hotel & Resort REITs - 0.0%
Host Hotels & Resorts Inc	234,970	4,135,472
Industrial REITs - 0.2%
Prologis Inc	309,721	39,111,568
Office REITs - 0.0%
BXP Inc	48,626	3,912,447
Real Estate Management & Development - 0.1%
CBRE Group Inc Class A (b)	100,756	12,542,107
CoStar Group Inc (b)	137,086	10,341,768
		22,883,875
Residential REITs - 0.3%
AvalonBay Communities Inc	47,510	10,701,629
Camden Property Trust	35,670	4,406,315
Equity Residential	114,127	8,497,896
Essex Property Trust Inc	21,479	6,345,326
Invitation Homes Inc	190,573	6,719,604
Mid-America Apartment Communities Inc	39,096	6,212,354
UDR Inc	100,400	4,552,136
		47,435,260
Retail REITs - 0.3%
Federal Realty Investment Trust	25,129	2,889,081
Kimco Realty Corp	225,494	5,235,971
Realty Income Corp	291,312	18,475,007
Regency Centers Corp	54,643	3,946,864
Simon Property Group Inc	102,517	17,327,423
		47,874,346
Specialized REITs - 1.1%
American Tower Corp	156,241	36,335,408
Crown Castle Inc	145,365	17,244,650
Digital Realty Trust Inc	102,949	16,660,237
Equinix Inc	31,760	28,191,129
Extra Space Storage Inc	70,891	12,773,849
Iron Mountain Inc	98,122	11,659,837
Public Storage Operating Co	52,690	19,172,310
SBA Communications Corp Class A	35,950	8,653,165
VICI Properties Inc	350,288	11,668,093
Weyerhaeuser Co (c)	243,292	8,237,867
		170,596,545
TOTAL REAL ESTATE		381,164,078

Utilities - 2.5%
Electric Utilities - 1.7%
Alliant Energy Corp (c)	85,800	5,207,202
American Electric Power Co Inc	177,996	18,262,390
Constellation Energy Corp	104,596	27,197,052
Duke Energy Corp	258,237	29,774,726
Edison International	129,177	11,250,025
Entergy Corp	71,520	9,412,747
Evergy Inc	76,921	4,769,871
Eversource Energy	119,546	8,135,105
Exelon Corp	334,504	13,564,137
FirstEnergy Corp	171,458	7,604,162
NextEra Energy Inc	687,250	58,093,244
NRG Energy Inc	69,034	6,288,997
PG&E Corp	714,987	14,135,293
Pinnacle West Capital Corp (c)	37,986	3,365,180
PPL Corp	246,778	8,163,416
Southern Co/The	365,755	32,983,786
Xcel Energy Inc	186,486	12,177,536
		270,384,869
Gas Utilities - 0.0%
Atmos Energy Corp	51,926	7,202,655
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The	237,796	4,770,188
Vistra Corp	114,921	13,622,735
		18,392,923
Multi-Utilities - 0.6%
Ameren Corp	89,252	7,805,980
CenterPoint Energy Inc	218,003	6,413,648
CMS Energy Corp	99,927	7,057,844
Consolidated Edison Inc	115,684	12,046,175
Dominion Energy Inc	280,628	16,217,492
DTE Energy Co	69,249	8,892,264
NiSource Inc	150,030	5,198,539
Public Service Enterprise Group Inc (c)	166,637	14,865,687
Sempra	211,790	17,711,998
WEC Energy Group Inc	105,731	10,169,208
		106,378,835
Water Utilities - 0.1%
American Water Works Co Inc	65,183	9,532,362
TOTAL UTILITIES		411,891,644

TOTAL UNITED STATES		16,178,363,615
TOTAL COMMON STOCKS (Cost $4,353,094,903)		16,288,228,883

U.S. Treasury Obligations - 0.0%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/21/2024 (e) (Cost $4,641,779)	5.08	4,675,000	4,644,350

Money Market Funds - 0.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.89	70,830,108	70,844,274
Fidelity Securities Lending Cash Central Fund (f)(g)	4.89	75,057,660	75,065,166
TOTAL MONEY MARKET FUNDS (Cost $145,907,123)			145,909,440

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $4,503,643,805)	16,438,782,673
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(46,970,142)
NET ASSETS - 100.0%	16,391,812,531

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-mini S&P 500 Index Contracts (United States)	292	Dec 2024	84,888,050	1,264,703	1,264,703

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,342,939.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	117,664,213	527,641,560	574,460,720	3,347,730	(779)	-	70,844,274	0.1%
Fidelity Securities Lending Cash Central Fund	37,723,681	1,091,645,273	1,054,303,788	77,747	-	-	75,065,166	0.3%
Total	155,387,894	1,619,286,833	1,628,764,508	3,425,477	(779)	-	145,909,440

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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